Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		92 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2014
Income Statement [Abstract]
Filing Fees					$ 994
Professional Fees	600	5,600	3,925	13,020	62,922
Bank charges and interest					633
Operating loss	600	5,600	3,925	13,020	64,549
Net (loss) for the period	$ (600)	$ (5,600)	$ (3,925)	$ (13,020)	$ (64,549)
Basic and diluted net (loss) per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted Average Number of Common Shares Outstanding
Basic and diluted	5,500,000	5,500,000	5,500,000	5,500,000